Loans and Advances to Banks - Summary of Loans and Advances to Banks - Parent (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	£ 5,930	£ 4,352
Santander UK Group Holdings plc [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	6,260	4,468
Placements with Other Banks [member] | Santander UK Group Holdings plc [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	3	4
Amounts Due from Santander UK Group Undertakings [member] | Santander UK Group Holdings plc [member]
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	£ 6,257	£ 4,464